Revenue	12 Months Ended
Dec. 31, 2022
Revenue

3	Revenue

Revenue from contracts with customers

Geographical analysis of revenue by destination of customer

	2022 £’000	2021 £’000	2020 £’000
Revenue:
United Kingdom	–	–	4
Belgium	699	578	114
Rest of the World	–	–	62
	699	578	180

All revenue came from the sale of services in 2022, 2021 and 2020. It is derived entirely from the Company’s R&D collaboration agreements. It is recognised over the contract term proportionate to the progress in overall satisfaction of the performance obligations.

	Contractual Assets			Contractual Liabilities
	2022 £’000	2021 £’000	2020 £’000	2022 £’000	2021 £’000	2020 £’000
At 1 January	–	71	–	–	(68)	–
Transfers in the period from contract assets to trade receivables	–	(71)	–	–	–	–
Amounts included in contract liabilities that was recognised as revenue during the period	–	–	–	–	(68)	–
Excess of revenue recognised over cash	–	–	71	–	–	–
Cash received in advance of performance and not recognised as revenue during the period	–	–	–	(197)	–	(68)
At 31 December	–	–	71	(197)	–	(68)

The Company’s R&D collaboration agreements are for the delivery of services within the next 12 months for which the practical expedient in paragraph 121 (a) of IFRS15 applies.

In 2022, all revenue came from 1 customer (2021: 1 customer; 2020: 3 customers).

	2022 £’000	2021 £’000	2020 £’000
Customer A	100%	100%	64%
Customer B	–	–	34%
Customer C	–	–	2%

The Group contains one reportable operating segment, Pipeline Research and Development (‘Pipeline R&D’). This segment seeks to develop products using the Group’s nanomedicine and sustained release technology platforms. All the reconciliations required for segmental reporting can be found in the primary statements.

The accounting policies of the reportable segments are consistent with the Group’s accounting policies described in note 1.